TERM LOANS AND DERIVATIVE LIABILITIES (Disclosure of detailed information about term loans and derivative liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [Line Items]
Balance	$ 6,609	$ 10,668
Liability assumed on acquisition		1,506
Extinguishment of Wexford Loan		(6,287)
Recognition of Revised Wexford Loan		4,200
Remeasurement loss		483
Accretion and accrued interest	749	762
Repayments	(7,123)	(1,828)
Value of 162,000 oz of silver delivered at spot price	(1,747)	(4,622)
Loss on extinguishment	1,251
Fair value adjustment	261	1,727
Balance	0	6,609
Wexford Loan [Member]
Disclosure of detailed information about borrowings [Line Items]
Balance	5,123	6,287
Liability assumed on acquisition		0
Extinguishment of Wexford Loan		(6,287)
Recognition of Revised Wexford Loan		4,200
Remeasurement loss		483
Accretion and accrued interest	749	754
Repayments	(7,123)	(314)
Value of 162,000 oz of silver delivered at spot price	0	0
Loss on extinguishment	1,251
Fair value adjustment	0	0
Balance	0	5,123
Wexford Bridge Loan [Member]
Disclosure of detailed information about borrowings [Line Items]
Balance	0	0
Liability assumed on acquisition		1,506
Extinguishment of Wexford Loan		0
Recognition of Revised Wexford Loan		0
Remeasurement loss		0
Accretion and accrued interest	0	8
Repayments	0	(1,514)
Value of 162,000 oz of silver delivered at spot price	0	0
Loss on extinguishment	0
Fair value adjustment	0	0
Balance	0	0
Sailfish Silver Loan Derivative Liability [Member]
Disclosure of detailed information about borrowings [Line Items]
Balance	1,486	4,381
Extinguishment of Wexford Loan		0
Recognition of Revised Wexford Loan		0
Remeasurement loss		0
Accretion and accrued interest	0	0
Repayments	0	0
Value of 162,000 oz of silver delivered at spot price	(1,747)	(4,622)
Loss on extinguishment	0
Fair value adjustment	261	1,727
Balance	$ 0	$ 1,486